Financial Instruments - Financing Facilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unsecured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured bank loan facility, amount used	$ 90	$ 118
Bank loan facility, amount unused	45,749	46,219
Unsecured bank loan facility	45,839	46,337
Secured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Secured loans	1,600	1,620
Bank loan facility, amount unused	1,910	200
Secured bank loan facility	$ 3,510	$ 1,820